LEASE OPERATION - Lease movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LEASE OPERATION
Lease term	20 years
Opening balance		R$ 976,115
Initial adoption of CPC 06 R(2)/IFRS 16	R$ 340,225
Additions	211,375
Accured interest	338,163
Payments	(547,226)
Write-offs	(111,463)
Ending balance	1,207,189
Current	219,484	152,122
Non-current	987,705	R$ 823,993
Compensation from leasing	547,226
Potential PIS/COFINS (9.5%)	R$ 50,618